SHORT-TERM INVESTMENTS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM INVESTMENTS, NET
Interest income related to debt securities	$ 9,454,145	$ 9,385,155	$ 4,543,789